Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt
Debt - opening balance	$ 57,000	$ 0
Drawdowns	63,000	130,000
Repayments	(120,000)	(73,000)
Debt - closing balance	$ 0	$ 57,000